18. Warrants (Annual)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
18. Warrants (Annual)

18. Warrants

On May 31, 2020, in terms of convertible debt extension agreements entered into with investors, the Company granted two year warrants exercisable for 301,644 shares of common stock at an exercise price of $3.75 per share until May 31, 2022 and three year warrants exercisable for 72,729 shares of common stock at an exercise price of $5.00 per share until May 31, 2023.

In terms of the underwritten public offering disclosed in note 16 above, the Company granted 4,166,666 five year warrants, exercisable at $2.50 per share to the subscribers. In addition, the Company granted the underwriter 208,333 three year warrants exercisable at $3.00 per share, and in terms of the underwriters’ over-allotment option, the Company granted an additional 624,999 five year warrants exercisable at $2.50 per share to the Underwriter.

The warrants issued during the year ended December 31, 2020, were assessed in terms of ASC 480-10, Distinguishing between Liabilities and Equity, and ASC 815-10, Derivatives and Hedging Transactions to determine if they met equity classification or liability classification. After considering the guidance provided by the ASC under both ASC 480-10 and ASC 815-10, the Company determined that equity classification was appropriate.

The warrants awarded during the year ended December 31, 2020 were valued using a Black-Scholes option pricing model.

The following assumptions were used in the Black-Scholes model:

	Year ended December 31, 2021
Exercise price	$2.50	to	$5.00
Risk free interest rate	0.16	to	0.29%
Expected life of warrants	2	to	5	years
Expected volatility of underlying stock	139.5	to	183.5
Expected dividend rate	0%

A summary of all of the Company’s warrant activity during the period January 1, 2020 to December 31, 2021 is as follows:

	Number of shares	Exercise price per share			Weighted average exercise price
Outstanding January 1, 2020	1,089,474	$4.00			$4.00
Granted	5,374,371	2.50	to	5.00	2.62
Forfeited/cancelled	(1,089,474)	4.00			4.00
Exercised	(3,321,226)	2.50	to	5.00	2.62
Expired	—			—	—
Outstanding December 31, 2020	2,053,145	$2.50	to	5.00	2.63
Granted	—	—			—
Forfeited/cancelled	—	—			—
Exercised	(1,506,809)	2.50	to	5.00	2.63
Outstanding December 31, 2021	546,336	$2.50	to	5.00	$2.66

The following tables summarize information about warrants outstanding as of December 31, 2021:

	Warrants outstanding			Warrants exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted average exercise price	Number of shares	Weighted average exercise price
$2.50	486,173	3.63	$2.50	486,173	$2.50
$3.75	48,395	0.41	3.75	48,395	3.75
$5.00	11,768	0.61	5.00	11,768	5.00
	546,336	3.28	$2.66	546,336	$2.66

    The outstanding warrants have an intrinsic value of $257,672 as of December 31, 2021.